Hybrid Bonds - Hybrid Bonds Issued by POSCO ENERGY Co., Ltd. (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 199,384	₩ 996,919
Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	-
Date of maturity	-
Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Jun. 13, 2013
Date of maturity	Jun. 13, 2043
Interest rate (%)	4.60%
Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond		800,000
Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 200,000	200,000
Issuance cost [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	(616)	(3,081)
POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 139,571	498,468
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Aug. 29, 2013
Date of maturity	Aug. 29, 2043
Interest rate (%)	5.21%
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-1 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond		165,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-2 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond		165,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-3 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond		30,000
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 140,000	140,000
POSCO ENERGY CO., LTD. [member] | Issuance cost [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ (429)	₩ (1,532)